Tax Matters - Deferred Taxes - Footnotes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Income Tax Examination [Line Items]
Reduction for unrecognized tax benefit	$ 2,600,000,000		$ 2,300,000,000
Net deferred tax liability	22,402,000,000	[1],[2]	22,963,000,000	[1],[2]
Current Deferred Tax Assets And Other Current Tax Assets [Member]
Income Tax Examination [Line Items]
Net deferred tax liability	2,100,000,000		2,100,000,000
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Examination [Line Items]
Net deferred tax liability	515,000,000		569,000,000
Other Current Liabilities [Member]
Income Tax Examination [Line Items]
Net deferred tax liability	43,000,000		52,000,000
Noncurrent Deferred Tax Liabilities [Member]
Income Tax Examination [Line Items]
Net deferred tax liability	$ 25,000,000,000		$ 25,600,000,000

[1]	The net deferred tax liability position decreased, reflecting an increase in noncurrent deferred tax assets related to net operating loss and tax credit carryforwards, an increase in current deferred tax assets related to product liability reserves due to settlements, an increase in noncurrent deferred tax assets related to employee benefits, and a decrease in noncurrent deferred tax liabilities resulting from the amortization of identifiable intangible assets, partially offset by the increase in noncurrent deferred tax liabilities related to unremitted earnings.
[2]	In 2014, included in Current deferred tax assets and other current tax assets ($2.1 billion), Noncurrent deferred tax assets and other noncurrent tax assets ($515 million), Other current liabilities ($43 million) and Noncurrent deferred tax liabilities ($25.0 billion). In 2013, included in Current deferred tax assets and other current tax assets ($2.1 billion), Noncurrent deferred tax assets and other noncurrent tax assets ($569 million), Other current liabilities ($52 million) and Noncurrent deferred tax liabilities ($25.6 billion).